SHAREHOLDERS' EQUITY (Narrative) (Details) In Thousands, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended							12 Months Ended
	Jan. 14, 2010 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 ILS	Dec. 31, 2011 ILS	Dec. 31, 2012 2003 Israel Plan [Member]	Dec. 31, 2011 2003 Israel Plan [Member]	Dec. 31, 2012 2007 U.S. Plan [Member]	Dec. 31, 2011 2007 U.S. Plan [Member]	Dec. 31, 2010 2009 Israel Equity Plan [Member]	Dec. 31, 2012 2009 Israel Equity Plan [Member]	Nov. 30, 2009 2009 Israel Equity Plan [Member]
SHAREHOLDERS' EQUITY [Abstract]
Ordinary shares, shares authorized		50,000,000	50,000,000	50,000,000
Ordinary shares, par value per share			0.02	0.02
Issuance of common stock	106,893
Issuance of common stock, value	$ 1,072
Total unrecognized compensation cost		$ 26,474
Period over which unrecognized compensation cost will be recognized		4 years	4 years
Weighted average period over which unrecognized compensation cost will be recognized		2 years	2 years
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for issuance					1,936,821		207,000				2,500,000
Options outstanding					489,314	1,293,521	57,788	139,411		41,648
RSUs outstanding					903,850	608,799	89,275	60,208
RSUs granted		620,800	620,800						41,120